FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Change in fair value of derivatives	$ 59	$ (2,117)	$ (1,048)	$ 966	$ (82)	$ (23)
Fair Value, Inputs, Level 3 [Member]
Balance	470	1,436	0	1,436
Fair value of derivatives (see Note 6)			438
Change in fair value of derivatives	(59)		998	(966)
Balance	$ 411		$ 1,436	$ 470	$ 470	$ 411